10Q COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Matters

We are party to a number of claims and lawsuits incidental to our business. In our opinion, the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, are not expected to have a material adverse effect on our financial position, liquidity, results of operations or cash flows.
COMMITMENTS AND CONTINGENCIES
Purchase Obligations

We have contractual obligations related to service arrangements with suppliers for fixed or minimum amounts. Future minimum payments at December 31, 2024 for purchase obligations were as follows (in thousands):

Year ending December 31:
2025	$331,332
2026	173,575
2027	129,724
2028	116,527
2029	100,253
2030 and thereafter	115,507
Total future minimum payments	$966,918

Legal Matters

We are party to a number of claims and lawsuits incidental to our business. In our opinion, the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, are not expected to have a material adverse effect on our financial position, liquidity, results of operations or cash flows.
Operating Taxes

We are subject to certain taxes that are not derived based on earnings (e.g., sales, gross receipts, property, value-added and other business taxes). During the course of operations, we must interpret the meaning of various operating tax regulations in the United States and in the foreign jurisdictions in which we do business. We are subject to ongoing audits in certain jurisdictions, and taxing authorities in those various jurisdictions may arrive at different interpretations of applicable tax laws and regulations which could result in the payment of additional taxes in those jurisdictions.

BIN/ICA Agreements

In certain markets, we enter into sponsorship or depository and processing agreements with banks. These agreements allow us to use the banks' identification numbers, referred to as Bank Identification Number ("BIN") for Visa transactions and an Interbank Card Association ("ICA") number for Mastercard transactions, to clear credit card transactions through Visa and Mastercard. Certain of these agreements contain financial covenants, and we were in compliance with all such covenants as of December 31, 2024.